Goodwill And Other Intangible Assets (Schedule Of The Components Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	¥ 30,569	¥ 14,360
Intangible Assets Subject to Amortization, Accumulated Amortization	(8,691)	(8,045)
Intangible Assets Subject to Amortization, Net Carrying Amount	21,878	6,315
Software
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	16,292	13,760
Intangible Assets Subject to Amortization, Accumulated Amortization	(8,378)	(7,777)
Intangible Assets Subject to Amortization, Net Carrying Amount	7,914	5,983
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	6,441
Intangible Assets Subject to Amortization, Net Carrying Amount	6,441
Know How Technology
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	3,051	11
Intangible Assets Subject to Amortization, Accumulated Amortization	(4)	(3)
Intangible Assets Subject to Amortization, Net Carrying Amount	3,047	8
Others
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	4,785	589
Intangible Assets Subject to Amortization, Accumulated Amortization	(309)	(265)
Intangible Assets Subject to Amortization, Net Carrying Amount	¥ 4,476	¥ 324